DIRECT COMMERCIAL PROPERTY EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 648	$ 376	$ 360
Direct commercial property expense	2,336	1,852	1,931
Loss (recovery) allowance in commercial property operating expenses	17	(11)	49
Commercial Property
Disclosure of detailed information about investment property
Property maintenance	867	727	713
Real estate taxes	644	548	580
Employee compensation and benefits	195	148	155
Depreciation and amortization	50	29	39
Lease expense	18	11	11
Other	$ 562	$ 389	$ 433